Depreciation and amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation and amortisation expense [abstract]
Amortization of intangible assets	$ 9,882	$ 2,545	$ 2,883
Depreciation	11,624	2,306	1,602
Depreciation and amortization	$ 21,506	$ 4,851	$ 4,485